UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Telemark Asset Management, LLC
Address:          One International Place, Suite 2401
                  Boston, Massachusetts 02110

13 File Number: 028-__________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

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Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910

Signature, Place and Date of Signing     /s/ Brian C. Miley                 Boston, Massachusetts                January 22,  2008
                                      [Signature]                                          [City, State]                      [Date]
                                        Brian C. Miley, Chief Financial Officer
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Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


                                                         FORM 13F SUMMARY PAGE


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Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  32 Data Records

Form 13F Information Table Value Total:  $101,246,033



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13 F December 31, 2007

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                                                                                   PUT/                             VOTING AUTHORITY
NAME OF ISSUER              TITLE OF  CUSIP          VALUE       SHARES/     SH/PRN    CALL   INVESTMENT  OTHER
                            CLASS                                PRN AMT                      DESCRETION  MANAGERS SOLE  SHARED NONE

WTS LIGHTING SCIENCE
GROUP                       OTC EQ    8904242          24,870     117,188     SH        N/A    SOLE        N/A     117188   0   0
METALICO INC RSTD           OTC EQ    9035035         772,147      71,429     SH        N/A    SOLE        N/A      71429   0   0
WTS US GOLD CORP
2/22/2011                   OTC EQ    9P05661          82,500      75,000     SH        N/A    SOLE        N/A      75000   0   0
WTS SERNGETI RESOURCES
INC                         OTC EQ    9P06252             246      15,000     SH        N/A    SOLE        N/A      15000   0   0
BARRICK GOLD CORP           COMMON    67901108      5,887,000     140,000     SH        N/A    SOLE        N/A     140000   0   0
AGNICO EAGLE MINES LTD      COMMON    8474108       6,009,300     110,000     SH        N/A    SOLE        N/A     110000   0   0
AMERIGON INC                OTC EQ    03070L300     3,382,400     160,000     SH        N/A    SOLE        N/A     160000   0   0
BERKSHIRE HATHAWAY INC      COMMON    84670207      6,156,800       1,300     SH        N/A    SOLE        N/A       1300   0   0
CHICAGO BRIDGE & IRON CO N  COMMON    167250109     2,417,600      40,000     SH        N/A    SOLE        N/A      40000   0   0
CHESAPEAKE ENERGY CORP      COMMON    165167107     3,920,000     100,000     SH        N/A    SOLE        N/A     100000   0   0
CLEAN HARBORS INC           OTC EQ    184496107     5,170,000     100,000     SH        N/A    SOLE        N/A     100000   0   0
CANADIAN NATURAL RESOURCES  COMMON    136385101     2,925,600      40,000     SH        N/A    SOLE        N/A      40000   0   0
CASELLA WASTE SYSTEMS INC   OTC EQ    147448104     2,608,000     200,000     SH        N/A    SOLE        N/A     200000   0   0
ENCANA CORP                 COMMON    292505104     4,757,200      70,000     SH        N/A    SOLE        N/A      70000   0   0
FLUOR CORP NEW              COMMON    343412102     4,371,600      30,000     SH        N/A    SOLE        N/A      30000   0   0
GREAT BASIN GOLD LTD        COMMON    390124105     1,064,532     400,200     SH        N/A    SOLE        N/A     400200   0   0
GOLDCORP INC NEW            COMMON    380956409     3,393,000     100,000     SH        N/A    SOLE        N/A     100000   0   0
STREETTRACKS GOLD TRUST     COMMON    863307104     7,421,400      90,000     SH        N/A    SOLE        N/A      90000   0   0
ITRON INC                   OTC EQ    465741106     2,917,488      30,400     SH        N/A    SOLE        N/A      30400   0   0
JOY GLOBAL INC              OTC EQ    481165108     2,632,800      40,000     SH        N/A    SOLE        N/A      40000   0   0
KINROSS GOLD CORP           COMMON    496902404     7,360,000     400,000     SH        N/A    SOLE        N/A     400000   0   0
LANDEC CORP                 OTC EQ    514766104       469,000      35,000     SH        N/A    SOLE        N/A      35000   0   0
MEDIVATION INC              OTC EQ    58501N101       864,000      60,000     SH        N/A    SOLE        N/A      60000   0   0
MONSANTO CO                 COMMON    61166W101     6,701,400      60,000     SH        N/A    SOLE        N/A      60000   0   0
PETROLEO BRASILEIRO SA      COMMON    71654V408     5,762,000      50,000     SH        N/A    SOLE        N/A      50000   0   0
RUBICON TECHNOLOGY INC      OTC EQ    78112T107       498,750      21,000     SH        N/A    SOLE        N/A      21000   0   0
COMPANHIA VALE DO RIO DOCE  COMMON    204412209       326,700      10,000     SH        N/A    SOLE        N/A      10000   0   0
SCHNITZER STEEL INDUSTRIES  OTC EQ    806882106     2,419,550      35,000     SH        N/A    SOLE        N/A      35000   0   0
STRATEGIC DIAGNOSTICS INC   OTC EQ    862700101       538,000     100,000     SH        N/A    SOLE        N/A     100000   0   0
SUNCOR ENERGY INC           COMMON    867229106     3,261,900      30,000     SH        N/A    SOLE        N/A      30000   0   0
TELVENT GIT SA              OTC EQ    E90215109       710,250      25,000     SH        N/A    SOLE        N/A      25000   0   0
XTO ENERGY INC              COMMON    98385X106     6,420,000     125,000     SH        N/A    SOLE        N/A     125000   0   0


                                                  101,246,033
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